Income Tax (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Schedule of Income Tax Expenses

The income tax expenses for the years ended June 30, 2025, 2024 and 2023 were comprised of the following:

	For the Years Ended June 30,
	2025	2024	2023
Current income tax expense	$7,654	$1,217,570	$83,633
Deferred income tax (benefit)	(4,274,542)	(1,413,789)	138,336)
Income tax (benefit)	$(4,266,887)	$(196,219)	$221,969

Schedule of Reconciliation Statutory Income Tax Rate and Effective Tax Rate

The reconciliation between the statutory income tax rate and the Company’s effective tax rate is as follows:

	For the Years Ended June 30,
	2025	2024	2023
Statutory tax rate	25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax benefit	(23.79)%	(26.79)%	(25.36)%
Effect of research and development credits	(20.10)%	52.31%	38.42%
Effect of other non-deductible expenses	(0.21)%	(0.43)%	(0.84)%
Effect of change in valuation allowance	(0.00)%	(49.10)%	(40.38)%
Effective tax rate	(19.10)%	0.99%	(3.16)%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The principal components of deferred tax assets and deferred tax liabilities are as follows:

	For the Years Ended June 30,
	2025	2024
Deferred tax assets
Allowance for doubtful accounts receivables and other receivables	$4,577,472	$1,559,483
Net operating loss carrying forwards	12,435,377	11,408,888
Share-based compensation	3,639,981	3,423,511
Unrealized profit	4,078,848	4,270,416
Others	51,774	21,075
Total deferred tax assets	24,783,452	20,683,373
Less: Valuation allowance	(17,462,079)	(17,604,415)
Total deferred tax assets, net	7,321,373	3,078,958
Deferred tax liabilities
Intangible assets recognized from acquisition	(494,725)	(593,055)
Total deferred tax liabilities, net	$(494,725)	$(593,055)

Schedule of Valuation Allowance of Deferred Tax Asset

The rollforward of valuation allowance of deferred tax assets is as follows:

	June 30,	June 30,	June 30,
	2025	2024	2023
Balance at beginning of the year	$17,604,415	$10,497,506	$8,430,810
Additions of valuation allowance	(368,665)	7,451,427	2,825,896
Foreign currency translation adjustments	226,329	(344,518)	(759,200)
Balance at end of the year	$17,462,079	$17,604,415	$10,497,506

Schedule of Cumulative Net Operating Loss

The amount of cumulative net operating loss in 2025 and the year of expiration are as follows:

		Earliest year of
		expiration
	Amount	if not utilized
Tax jurisdiction
PRC	$82,467,156	2026
Hong Kong	$3,243,838	No expiration